LORD ABBETT SECURITIES TRUST

Lord Abbett Alpha Strategy Fund

Supplement dated July 24, 2026 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

March 1, 2026, as supplemented

The following table replaces the table in the subsection under “Management–Portfolio Managers” on page 11 of the summary prospectus and page 12 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Giulio Martini, Partner and Director of Strategic Asset Allocation	2015
Matthew R. DeCicco, Partner and Director of Equities	2022

The following paragraph replaces the fifth paragraph under “Management and Organization of the Funds” beginning on page 214 of the statutory prospectus:

Alpha Strategy Fund. Giulio Martini, Partner and Director of Strategic Asset Allocation, heads the Fund’s team. Mr. Martini joined Lord Abbett in 2015. An additional member of the Fund’s team is Matthew R. DeCicco, Partner and Director of Equities. Mr. DeCicco joined Lord Abbett in 1999. Messrs. Martini and DeCicco are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Alpha Strategy Fund”, in the subsection titled “Portfolio Manager Information–Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Alpha Strategy Fund
Giulio Martini	2	2,814.34	0	0	0	0
Matthew R. DeCicco	8	11,684.68	1	230.99	4	1.49

The following rows replace the applicable rows of the corresponding table under the heading “Alpha Strategy Fund”, in the subsection titled “Portfolio Manager Information–Holdings of Portfolio Managers” on page 7-2 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Alpha Strategy Fund
Giulio Martini	None
Matthew R. DeCicco	None

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.